Initial Public Offering - Ordinary shares reflected on the balance sheet (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 21, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Initial Public Offering [Line Items]
Gross Proceeds from the IPO allocated to public rights			$ (1)
HORIZON SPACE ACQUISITION II CORP
Initial Public Offering [Line Items]
Gross proceeds, shares				6,900,000	6,900,000
Gross Proceed, amount	$ 9,000,000			$ 69,000,000	$ 69,000,000
Gross Proceeds from the IPO allocated to public rights				(903,900)	(903,900)
Offering costs of public shares				(1,806,783)	(1,806,783)
Initial accretion of carrying value to redemption value				2,710,683	$ 2,710,683
Accretion of carrying value to redemption value		$ 435,783		$ 3,924,060
Redemptionof ordinary shares, shares		(3,219,311)
Redemption of ordinary shares, amount		$ (34,221,276)
Reclassification of ordinary share subject to redemption as liability, shares		(3,502,404)
Reclassification of ordinary share subject to redemption as liability, amount		$ (37,230,555)
Ordinary shares subject to possible redemption, shares		178,285		6,900,000	6,900,000
Stock Redeemed or Called During Period, Value		$ 1,908,012		$ 72,924,060	$ 69,344,530